Summary of Significant Accounting Policies - Schedule of Net Revenues from Customers (Details) - Revenue - Customer Concentration Risk	12 Months Ended
Dec. 31, 2023
Customer A
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue contributed	32.00%
Customer B
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue contributed	15.00%
Customer C
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue contributed	14.00%